Income Taxes (Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets:
Net operating loss carryforwards	¥ 27,144	¥ 62,953
Allowance for doubtful receivables on direct financing leases and probable loan losses	12,984	13,997
Investment in securities	8,650	13,778
Accrued expenses	20,729	25,973
Investment in operating leases	15,400	16,613
Property under facility operations	11,048	12,299
Installment loans	5,916	6,063
Other	53,300	56,625
Deferred Tax Assets, Gross, Total	155,171	208,301
Less: valuation allowance	(14,676)	(43,487)
Deferred Tax Assets, Net of Valuation Allowance, Total	140,495	164,814
Liabilities:
Investment in direct financing leases	11,503	11,217
Investment in operating leases	92,243	90,310
Unrealized gains (losses) on investment in securities	4,957	14,554
Deferred insurance policy acquisition costs	49,982	42,984
Policy liabilities and policy account balances	54,202	57,748
Property under facility operations	10,596	9,610
Other intangible assets	99,999	107,804
Undistributed earnings	89,311	93,021
Prepaid benefit cost	9,290	9,389
Other	34,520	34,325
Deferred Tax Liabilities, Net, Total	456,603	470,962
Net deferred tax liability	¥ 316,108	¥ 306,148